Financial investments - Summary of financial assets classified by contractual maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial investments		S/ 2,650,930
From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments		652,230
From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments		1,499,575
Investments at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	S/ 18,253,505	19,275,900
Investments at fair value through other comprehensive income [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	1,597,490	995,001
Investments at fair value through other comprehensive income [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	185,274	188,848
Investments at fair value through other comprehensive income [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	1,126,012	686,905
Investments at fair value through other comprehensive income [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	2,418,557	1,190,562
Investments at fair value through other comprehensive income [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	12,302,454	14,841,036
Investments at fair value through other comprehensive income [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	623,718	1,373,548
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,225,174
Investments at amortized cost [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments		0
Investments at amortized cost [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments		0
Investments at amortized cost [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	1,143,436	499,125
Investments at amortized cost [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	456,784
Investments at amortized cost [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	1,624,954
Investments at amortized cost [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments		S/ 0